Condensed financial information of the parent company - Schedule of Parent Company Condensed Statements of Comprehensive Income (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Operating income
Share of income of subsidiaries	$ 1,341,093	$ 1,219,889	$ 647,891
Total operating income	1,341,093	1,219,889	647,891
Net income	1,341,093	1,219,889	647,891
Foreign currency translation adjustment	309,193	(26,858)	(177,212)
Total comprehensive income	$ 1,650,286	$ 1,193,031	$ 470,679